UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Mid Cap Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Health Care - 25.5%
Biotechnology Research & Production - 4.2%
Acorda Therapeutics, Inc. (a)	203,700	$4,155,480
Alexion Pharmaceuticals, Inc. (a)	166,200	6,772,650
OSI Pharmaceuticals, Inc. (a)	115,700	4,390,815

		15,318,945

Drugs & Pharmaceuticals - 3.7%
BioMarin Pharmaceutical, Inc. (a)	190,600	3,491,792
Compugen Ltd. (a)	1,520,543	2,250,404
United Therapeutics Corp. (a)	61,100	5,329,753
XenoPort, Inc. (a)	58,600	2,438,346

		13,510,295

Electronics: Medical Systems - 3.0%
Illumina, Inc. (a)	114,800	3,539,284
Masimo Corp. (a)	233,800	7,479,262

		11,018,546

Health Care Facilities - 1.7%
Psychiatric Solutions, Inc. (a)	183,600	6,112,044

Health Care Management Services - 2.8%
Catalyst Health Solutions, Inc. (a)	114,000	1,923,180
Cerner Corp. (a)	47,200	1,757,256
Icon PLC (Sponsored) (ADR) (a)	269,600	6,839,752

		10,520,188

Health Care Services - 2.5%
Stericycle, Inc. (a)	158,730	9,274,594

Medical & Dental Instruments & Supplies - 7.6%
Cerus Corp. (a)	1,655,761	3,030,042
Gen-Probe, Inc. (a)	126,600	5,957,796
Immucor, Inc. (a)	255,800	6,791,490
Mindray Medical International Ltd. (ADR)	192,200	4,143,832
NuVasive, Inc. (a)	173,500	8,170,115

		28,093,275

		93,847,887

Consumer Discretionary - 20.9%
Advertising Agencies - 0.2%
National CineMedia, Inc.	108,892	882,025

Consumer Electronics - 2.2%
NetFlix, Inc. (a)	323,400	8,007,384

Education Services - 6.3%
Corinthian Colleges, Inc. (a)	395,900	5,653,452
DeVry, Inc.	62,900	3,565,801
ITT Educational Services, Inc. (a)	70,000	6,135,500
Strayer Education, Inc.	35,100	7,942,077

		23,296,830

Hotel/Motel - 0.4%
Orient-Express Hotels Ltd.-Class A	124,300	1,528,890

Printing and Copying Services - 1.3%
VistaPrint Ltd. (a)	285,890	4,880,143

Restaurants - 1.5%
Panera Bread Co.-Class A (a)	119,700	5,400,864

Retail - 3.0%
American Eagle Outfitters, Inc.	382,800	4,256,736
GameStop Corp.-Class A (a)	127,100	3,481,269
Ross Stores, Inc.	95,300	3,115,357

		10,853,362

Services: Commercial - 4.5%
Copart, Inc. (a)	65,200	2,275,480
FTI Consulting, Inc. (a)	108,700	6,331,775
Iron Mountain, Inc. (a)	318,600	7,735,608

		16,342,863

Textiles Apparel Mfrs - 1.5%
Carter’s, Inc. (a)	258,200	5,484,168

		76,676,529

Technology - 13.7%
Communications Technology - 1.4%
McAfee, Inc. (a)	160,900	5,237,295

Computer Services Software & Systems - 4.8%
Concur Technologies, Inc. (a)	33,400	842,682
Digital River, Inc. (a)	178,400	4,420,752
F5 Networks, Inc. (a)	193,000	4,790,260
Red Hat, Inc. (a)	273,640	3,642,148
Solera Holdings, Inc. (a)	151,900	3,780,791

		17,476,633

Electronics - 0.7%
Amphenol Corp.-Class A	91,700	2,627,205

Electronics: Semi-Conductors/Components - 6.8%
Hittite Microwave Corp. (a)	166,800	5,466,036
Integrated Device Technology, Inc. (a)	276,100	1,755,996
Microsemi Corp. (a)	144,200	3,134,908
ON Semiconductor Corp. (a)	1,075,200	5,494,272
PMC - Sierra, Inc. (a)	754,200	3,529,656
Varian Semiconductor Equipment (a)	27,800	545,436
Verigy Ltd. (a)	355,100	5,148,950

		25,075,254

		50,416,387

Producer Durables - 11.7%
Electrical Equipment & Components - 3.1%
Ametek, Inc.	230,600	7,667,450
Baldor Electric Co.	202,850	3,562,046

		11,229,496

Identification Control & Filter Devices - 1.3%
IDEX Corp.	202,000	4,682,360

Machine Tools - 1.0%
Lincoln Electric Holdings, Inc.	88,000	3,797,200

Machinery: Industrial/Specialty - 3.4%
Actuant Corp.-Class A	233,800	4,192,034
Chart Industries, Inc. (a)	192,200	2,617,764
Joy Global, Inc.	197,100	5,711,958

		12,521,756

Machinery: Specialty - 1.4%
Bucyrus International, Inc.-Class A	213,400	5,149,342

Telecommunications Equipment - 1.5%
SBA Communications Corp.-Class A (a)	261,500	5,488,885

		42,869,039

Financial Services - 10.5%
Diversified Financial Services - 4.9%
Greenhill & Co., Inc.	96,000	6,333,120
Huron Consulting Group, Inc. (a)	105,750	5,749,628
Lazard Ltd.-Class A	198,700	5,994,779

		18,077,527

Financial Data Processing Services & Systems - 2.5%
Alliance Data Systems Corp. (a)	120,200	6,029,232
Global Payments, Inc.	81,400	3,297,514

		9,326,746

Financial Information Services - 1.2%
Move, Inc. (a)	2,684,121	4,509,323

Investment Management Companies - 1.1%
Affiliated Managers Group, Inc. (a)	83,100	3,854,178

Securities Brokerage & Services - 0.8%
optionsXpress Holdings, Inc.	158,800	2,820,288

		38,588,062

Other Energy - 8.6%
Energy Miscellaneous - 0.8%
Penn Virginia Corp.	82,900	3,081,393

Machinery: Oil Well Equip & Services - 4.0%
Complete Production Services, Inc. (a)	316,300	3,918,957
FMC Technologies, Inc. (a)	101,400	3,547,986
Oceaneering International, Inc. (a)	90,800	2,557,836
Superior Energy Services, Inc. (a)	161,100	3,434,652
Tesco Corp. (a)	119,700	1,362,186

		14,821,617

Oil: Crude Producers - 3.8%
Bill Barrett Corp. (a)	101,800	2,076,720
Cabot Oil & Gas Corp.	106,300	2,983,841
Forest Oil Corp. (a)	107,200	3,131,312
Newfield Exploration Co. (a)	135,000	3,102,300
Southwestern Energy Co. (a)	69,200	2,464,904

		13,759,077

		31,662,087

Materials & Processing - 5.7%
Chemicals - 1.9%
Airgas, Inc.	68,400	2,623,824
EnerSys (a)	227,300	3,004,906
Polypore International, Inc. (a)	155,500	1,326,415

		6,955,145

Construction - 0.7%
Chicago Bridge & Iron Co. NV	214,200	2,653,938

Diversified Materials & Processing - 1.7%
Hexcel Corp. (a)	461,000	6,085,200

Metal Fabricating - 1.0%
Kaydon Corp.	48,100	1,607,021
Valmont Industries, Inc.	39,900	2,185,722

		3,792,743

Steel - 0.4%
Allegheny Technologies, Inc.	51,600	1,369,464

		20,856,490

Autos and Transportation - 1.7%
Railroads - 0.6%
Kansas City Southern (a)	68,400	2,111,508

Transportation Misc. - 1.1%
CH Robinson Worldwide, Inc.	79,800	4,132,044

		6,243,552

Total Common Stocks (cost $356,619,414)		361,160,033

SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $14,706,875)	14,706,875	14,706,875

Total Investments - 102.3% (cost $371,326,289)		375,866,908
Other assets less liabilities - (2.3)%		(8,436,685)

Net Assets - 100.0%		$367,430,223

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$375,866,908		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$375,866,908		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 7/31/2008	$	– 0	–	$	– 0	–
Accrued discounts /premiums		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–*
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Net purchases (sales)		– 0	–		– 0	–
Net transfers in and/or out of Level 3		– 0	–		– 0	–

Balance as of 10/31/08	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 10/31/08	$	– 0	–	$	– 0	–

*	The realized gain (loss) recognized during the period ended 10/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2008

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